CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS)/INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	$ 184,612	¥ 1,285,236	¥ 1,603,631	¥ 763,014
Cost of revenues:
Funding cost	(7,435)	(51,759)	(161,384)	(78,831)
Provision for credit losses	(4,875)	(33,942)	(70,411)	(115,920)
Origination and servicing cost	(41,712)	(290,398)	(323,342)	(177,662)
Cost on guarantee	(27,784)	(193,426)
Service cost charged by Jimu Group-related party	(28,752)	(200,163)	(529,593)	(194,294)
Cost of revenues	(110,558)	(769,688)	(1,084,730)	(566,707)
Gross profit	74,054	515,548	518,901	196,307
Operating expenses:
Sales and marketing expenses	(9,996)	(69,593)	(99,671)	(72,076)
General and administrative expenses	(157,332)	(1,095,311)	(312,979)	(106,323)
Research and development expenses	(11,359)	(79,079)	(94,989)	(71,517)
Total operating expenses	(178,687)	(1,243,983)	(507,639)	(249,916)
Operating (loss)/income	(104,633)	(728,435)	11,262	(53,609)
Change in fair value of convertible loans			(9,552)	(7,042)
Share of loss from equity method investments	(1,171)	(8,149)	(2,652)	(2,455)
Impairment on prepayment for long-term investment	(28,728)	(200,000)
Impairment from long-term investments				(2,000)
Other (expenses)/income, net	(1,595)	(11,094)	8,822	(1,238)
Interest income from related parties	6,199	43,156
(Loss)/income before income tax expense	(129,928)	(904,522)	7,880	(66,344)
Income tax expense	(283)	(1,968)	(5,709)	(18,516)
Net (loss)/income	(130,211)	(906,490)	2,171	(84,860)
Net loss attributable to non-controlling interest	(85)	(595)
Net (loss)/income attributable to Pintec Technology Holdings Limited shareholders	(130,126)	(905,895)	2,171	(84,860)
Other comprehensive income:
Foreign currency translation adjustments, net of nil tax	1,706	11,876	30,173	841
Total other comprehensive income	1,706	11,876	30,173	841
Total comprehensive (loss)/income	(128,505)	(894,614)	32,344	(84,019)
Total comprehensive loss attributable to non-controlling interest	(85)	(595)
Total comprehensive (loss)/income attributable to Pintec Technology Holdings Limited shareholders	$ (128,420)	¥ (894,019)	¥ 32,344	¥ (84,019)
Loss per ordinary share
Basic and Diluted | (per share)	$ (0.46)	¥ (3.21)	¥ (0.74)	¥ (2.08)
Weighted average number of ordinary shares outstanding
Basic and Diluted | shares	282,129,663	282,129,663	101,094,197	62,809,370
Cost of revenues
Share-based compensation expenses included in
Share-based compensation expenses	$ 36	¥ 250	¥ 337	¥ 27
Sales and marketing expenses
Share-based compensation expenses included in
Share-based compensation expenses	225	1,565	10,236	2,470
General and administrative expenses
Share-based compensation expenses included in
Share-based compensation expenses	1,836	12,785	102,012	25,263
Research and development expenses
Share-based compensation expenses included in
Share-based compensation expenses	466	3,247	18,675	3,258
Technical service fees
Revenues:
Total revenues	154,810	1,077,760	1,297,758	619,605
Installment service fees
Revenues:
Total revenues	26,912	187,359	291,077	139,862
Wealth management service fees and others
Revenues:
Total revenues	$ 2,890	¥ 20,117	¥ 14,796	¥ 3,547